UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                September 30, 2004

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):               [  ] is a restatement
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee
Address:    c/o Thomas H. Lee Partners, L.P.
            100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles Holden
Title:      Vice President of Finance
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 21st day of October, 2004.

Thomas H. Lee
-------------------------------------
(Name of Institutional Manager)

/s/Charles Holden
-------------------------------------
(Signature of Person Duly Authorized
to Submit This Report)

Number of Other Included Managers              0

Form 13F Information Table Entry Total         5

Form 13F Information Table Value Total         $670,724,381

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------      6.----------------     -----------
2.----------------     -----------      7.----------------     -----------
3.----------------     -----------      8.----------------     -----------
4.----------------     -----------      9.----------------     -----------
5.----------------     -----------     10.----------------     -----------



  Item 1                Item 2          Item 3          Item 4           Item 5
  ------                ------          ------          ------           ------
                                                                        Shares of
  Name of              Title of         CUSIP          Fair Market      Principal
  Issuer                Class           Number           Value           Amount


Endurance Specialty      Common          G30397106      248,646,910        7,733,963
Holdings, Ltd.

Cott Corporation         Common          999300445        1,620,808           56,200

The Smith and
Wollensky Restaurant     Common          831758107        5,934,320        1,059,700
Group, Inc.

Axis Capital Holdings
Ltd.                     Common          G0692U109      295,873,968       11,379,768

Affordable Residential
Communities Inc.         Common          008273104      118,648,375        8,126,601

COLUMN TOTALS                                           670,724,381



                             ** TABLE CONTINUED **

                                          Item 6                                      Item 7                     Item 8
                                          ------                                      ------                     ------

                                                                                     Managers                 Voting Authority
                                                                                      see         ---------------------------------
                                                                                     Instr. V
                                           Investment Discretion                                                (Shares)
                             ----------------------------------------------------
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                               Devined in
                                                Instr. V



Endurance Specialty          7,733,963                                                           7,733,963
Holdings, Ltd.

Cott Corporation                56,200                                                              56,200

The Smith and
Wollensky Restaurant         1,059,700                                                           1,059,700
Group, Inc.

Axis Capital Holdings                                                                           11,379,768
Ltd.                        11,379,768

Affordable Residential
Communities Inc.             8,126,601                                                           8,126,601

COLUMN TOTALS


                              ** TABLE COMPLETE **